Subsequent Events	6 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited financial statements are issued. The Company has evaluated all events or transactions that occurred after March 31, 2023, up through the date the Company issued the unaudited consolidated financial statements and concluded that no other material subsequent events except for the disclosed below:

On June 15, 2023, HK Beach established Huadi Holdings (Songyang) Co., Ltd. under the laws of the PRC, the registered capital is $15 million.

From March 31, 2023 to the date the unaudited consolidated financial statements were available to issue, the Company repaid part of its long-term borrowings of $21,842 (RMB 150,000).